NOTE 23: INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Note 17 Income Taxes
Disclosure of detailed information about income tax
	Years ended December 31,
	2020	2019	2018
	$	$	$
Loss before taxes	(17,066,311)	(4,301,663)	(3,789,918)
Combined Canadian federal and provincial income tax rates	27%	27%	27%
Expected income tax recovery	(4,607,900)	(1,161,450)	(1,023,280)
Items that cause an increase (decrease):
Effect of different tax rates in foreign jurisdiction	24,800	82,490	35,690
Non-deductible expenses less other permanent differences	217,225	(367,360)	294,780
Loss on change in fair value of warrant liability	3,209,435	-	-
Tax rate changes	(74,050)	8,700	152,650
Share issuance costs and other	(1,910)	(36,010)	1,690
Change in tax benefits not recognized	1,232,400	1,473,630	538,470
Income tax recovery	-	-	-

Disclosure of deferred taxes
	As at December 31,
	2020	2019
	$	$
Deferred tax assets:
Non-capital losses	19,890,140	11,870,240
Property and equipment	(1,007,630)	31,080
Intangible assets	674,140	485,390
Right-of-use assets net of lease liability	13,530	25,060
Accrued fees and compensation	-	264,360
Share issue costs	308,660	340,880
Capital losses carried forward	5,420	5,420
Unrealized foreign exchange loss	1,880	1,880
Goodwill	2,216,710	2,266,520
Deferred tax assets, net	22,102,850	15,290,830